Condensed Financial Information of Registrant (Parent Company Only) - Schedule of Condensed Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Condensed Balance Sheet Statements, Captions [Line Items]
Member's Equity	$ 374,534	$ 517,950
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Investments in subsidiaries	374,534	517,950
Member's Equity	$ 374,534	$ 517,950